Filed with the Securities and Exchange Commission on January 24 , 2014

1933 Act Registration File No. 333-179562
1940 Act File No. 811-22668

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number:  811-22668

ETF Series Solutions
_______________________________________
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
_______________________________________
(Address of principal executive offices) (Zip code)

Michael A. Castino, President
ETF Series Solutions
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue, 4th Floor
Milwaukee, Wisconsin 53202
_______________________________________
(Name and address of agent for service)

(630) 637-2724
_________________________________________________
Registrant's telephone number, including area code

Date of fiscal year end: August 31

Date of reporting period:  November 30, 2013

Item 1. Schedule of Investments.

Vident International Equity Fund
Schedule of Investments
November 30, 2013 (Unaudited)

Shares	Security Description	Value $
COMMON STOCKS - 96.3%
Australia - 1.9%
33,181	Amcor Ltd	$333,441
14,440	Australia & New Zealand Banking Group	419,294
20,216	BHP Billiton Ltd	688,036
42,605	Brambles Ltd	368,809
6,992	Commonwealth Bank of Australia	495,283
5,624	CSL Ltd	351,845
12,920	National Australia Bank Ltd	406,675
30,293	Origin Energy Ltd	384,660
6,384	Rio Tinto Ltd	383,877
27,861	Santos Ltd	355,046
97,109	Telstra Corporation Ltd	447,271
53,397	Transurban Group	340,718
11,406	Wesfarmers Ltd	445,617
52,181	Westfield Group	493,976
15,200	Westpac Banking Corporation	454,921
9,880	Woodside Petroleum Ltd	336,348
13,984	Woolworths Ltd	428,838
		7,134,655
Austria - 2.5%
20,368	Andritz AG	1,291,509
34,549	Erste Group Bank AG	1,216,355
218,887	IMMOFINANZ AG	1,048,126
31,661	Oesterreichische Post AG	1,528,757
24,061	OMV AG	1,178,627
13,072	Raiffeisen Bank International	481,536
31,205	Verbund AG	678,001
12,008	Vienna Insurance Group AG	630,145
15,656	Voestalpine AG	778,716
37,589	Wienerberger AG	628,237
		9,460,009
Belgium - 2.4%
14,440	Ageas	609,237
14,744	Anheuser-Busch InBev NV	1,505,573
42,301	Belgacom SA	1,257,063
22,800	Colruyt SA	1,285,703
11,856	Delhaize Group SA	691,039
7,600	Groupe Bruxelles Lambert SA	671,870
13,224	KBC Groep NV	754,692
5,016	Solvay SA	764,048
11,248	UCB SA	754,946
12,008	Umicore SA	536,896
		8,831,067

Brazil - 1.6%
91,700	AMBEV SA *	694,944
43,400	Banco do Brasil SA	474,300
87,100	BM&FBovespa SA	432,468
46,400	BR Malls Participacoes SA	380,066
27,800	BRF SA	614,893
28,700	Cielo SA	832,014
65,100	Embraer SA	502,840
17,800	Multiplan Empreendimentos Imobiliarios SA	392,488
96,300	Petrol Brasileiros SA	793,338
92,000	Tim Participacoes SA	452,462
18,800	Ultrapar Participacoes SA	465,439
		6,035,252
Canada - 2.7%
15,200	BCE, Inc.	670,914
30,400	Canadian Natural Resources Ltd *	989,348
15,200	Canadian Utilities Ltd *	515,989
30,400	Cenovus Energy, Inc. *	884,920
15,200	Enbridge, Inc. *	625,281
15,200	Fortis, Inc.	445,607
15,200	Manulife Financial Corporation *	292,971
15,200	Pembina Pipeline Corporation *	482,801
15,200	Potash Corp of Saskatchewan, Inc. *	476,077
15,200	Power Corporation of Canada	463,346
15,200	Saputo, Inc. *	692,658
15,200	Shaw Communications, Inc. *	349,906
15,200	Suncor Energy, Inc. *	520,996
15,200	TELUS Corporation	537,304
15,200	Thomson Reuters Corporation *	566,057
15,200	Tim Hortons, Inc. *	879,770
15,200	TransCanada Corporation *	670,199
		10,064,144
Chile - 1.9%
536,388	AES Gener SA *	297,386
973,207	Aguas Andinas SA	630,381
2,453,985	Banco de Chile	354,765
6,255	Banco de Credito Inversiones	350,080
7,312,817	Banco Santande Chile	407,774
130,522	Cencosud SA *	474,891
1,592,856	Colbun SA	364,312
386,669	Empresa Nacional de Electricidad SA *	567,504
146,850	Empresas CMPC SA	379,377
41,070	Empresas COPEC SA	565,207
1,942,791	Enersis SA *	604,586
31,644	ENTEL Chile SA	448,556
44,241	Latam Airlines Group SA *	709,351
58,865	SACI Falabella	539,895
15,725	Sociedad Quimica y Minera de CV *	392,811
		7,086,876

China - 3.6%
228,000	Anhui Conch Cement Company Ltd	889,643
152,000	Byd Company Ltd *	764,652
953,000	China Construction Bank	771,983
1,368,000	China COSCO Holdings Company Ltd	704,068
328,000	China Merchants Bank Company Ltd	698,939
608,000	China Minsheng Banking Corporation Ltd	733,281
1,064,000	China Shanshui Cement Group Ltd	422,715
218,000	China Shenhua Energy Company Ltd	739,550
304,000	Golden Eagle Retail Group Ltd	407,030
76,000	Great Wall Motor Company Ltd	464,183
456,000	Jiangxi Copper Company Ltd	884,643
96,500	Ping An Insurance Group Company of China Ltd	899,955
121,600	Sands China Ltd	919,935
228,000	Shimao Property Holdings Ltd	569,959
988,000	SOHO China Ltd	892,094
15,200	Tencent Holdings Ltd	879,153
182,400	Wynn Macau Ltd	699,950
456,000	Zhaojin Mining Industry Company Ltd	299,979
152,000	Zhuzhou CSR Times Electric Company	585,253
		13,226,965
Colombia - 2.3%
72,066	Almacenes Exito SA	1,154,100
92,472	Banco Davivienda SA	1,143,934
91,415	Corp Financiera Colombiana SA *	1,853,851
708,389	Ecopetrol SA	1,442,811
83,606	Grupo Argos SA *	865,487
65,509	Grupo de Inversiones Suramericana SA *	1,179,976
174,870	Interconexion Electrica SA ESP *	780,217
		8,420,376
France - 1.8%
15,656	AXA SA	410,259
6,232	BNP Paribas SA	467,862
9,120	Carrefour SA	358,881
7,448	Cie De St-Gobain	396,112
8,208	Danone	596,467
3,648	Essilor International SA	382,724
1,520	Kering	337,174
2,432	LVMH Moet Hennessy Louis Vuitton SA	458,516
27,101	Orange SA	354,072
3,952	Pernod Ricard SA	448,019
5,624	Sanofi	594,848
5,016	Schneider Electric SA	424,691
11,400	Total SA	690,794
6,384	Vinci SA	410,526
13,832	Vivendi SA	351,373
		6,682,318

Germany - 2.9%
6,688	Adidas AG	813,531
3,496	Allianz SE	607,337
7,600	BASF SE	811,696
5,928	Bayer AG	791,001
4,560	Bayerische Motoren Werke AG	524,009
8,512	Daimler AG	705,536
10,488	Deutsche Bank AG	505,774
15,656	Deutsche Post AG	553,748
68,597	Deutsche Telekom AG	1,089,159
27,253	E.ON SE	524,367
3,952	Henkel AG & Company KGaA	448,127
1,976	Linde AG	403,556
2,584	Muenchener Rueckversicherungs AG	565,296
13,072	RWE AG	501,963
11,552	SAP AG	956,728
7,448	Siemens AG	983,702
		10,785,530
Hong Kong - 5.4%
334,400	AIA Group Ltd	1,695,174
273,600	Bank Of East Asia Ltd	1,215,796
380,000	BOC Hong Kong Holdings Ltd	1,284,223
152,000	China Mobile Ltd	1,637,139
228,000	CLP Holdings Ltd	1,868,985
608,000	CNOOC Ltd	1,245,402
760,000	Country Garden Holdings Company Ltd	498,984
1,216,000	Evergrande Real Estate Group Ltd	511,336
608,000	Fosun International Ltd	559,960
152,000	Greentown China Holdings Ltd	263,903
243,200	Guangzhou R&F Properties Company Ltd	390,874
76,000	Hang Seng Bank Ltd	1,240,108
76,000	Hengan International Group Company	957,775
76,000	Hong Kong Exchanges and Clearing Ltd	1,334,219
456,000	Industrial & Commercial Bank of China	327,624
380,000	Longfor Properties Company Ltd	563,686
304,000	MTR Corporation Ltd	1,182,269
152,000	Power Assets Holdings Ltd	1,235,207
1,672,000	Shui On Land Ltd	541,334
1,064,000	Sino-Ocean Land Holdings Ltd	713,675
76,000	Swire Pacific Ltd	919,052
		20,186,725
India - 1.8%
30,400	HDFC Bank Ltd - ADR	1,008,672
30,400	ICICI Bank Ltd - ADR	1,090,144
15,200	Infosys Ltd - ADR	821,104
58,109	Larsen & Toubro Ltd - GDR	957,636
44,885	Mahindra & Mahindra Ltd - GDR*	688,985
30,400	Reliance Industries Ltd - ADR	830,127
13,832	State Bank Of India GDR	802,256
15,200	Tata Motors Ltd - ADR	493,544
		6,692,468

Indonesia - 2.9%
2,204,000	Astra International Tbk PT	1,151,515
1,216,000	Bank Central Asia Tbk PT	980,932
1,140,000	Bank Danamon Indonesia Tbk PT	362,132
988,000	Bank Mandiri Persero Tbk PT	631,824
1,368,000	Bank Negara Indonesia Persero	468,865
1,064,000	Bank Rakyat Indonesia Persero	662,637
1,140,000	Charoen Pokphand Indonesia Tbk	324,013
152,000	Gudang Garam Tbk PT	470,136
152,000	Indo Tambangray Megah Tbk PT	364,673
304,000	Indocement Tunggal Prakarsa Tbk	479,030
836,000	Indofood Sukses Makmur Tbk PT	464,736
1,064,000	Jasa Marga Persero Tbk PT	453,618
3,420,000	Kalbe Farma Tbk PT	348,790
4,940,000	Lippo Karawaci Tbk PT *	375,791
1,216,000	Perusahaan Gas Negara Persero	493,007
456,000	Semen Indonesia Persero Tbk PT	487,925
6,004,000	Telekomunikasi Indonesian Persero	1,091,636
228,000	Unilever Indonesia Tbk PT	506,984
304,000	United Tractors Tbk PT	463,783
		10,582,027
Ireland - 2.8%
15,200	Alkermes PLC *	613,776
2,024,509	Bank Of Ireland	786,762
60,499	CRH PLC	1,533,972
60,499	Elan Corporation PLC *	1,094,579
60,845	Glanbia PLC *	878,439
15,200	Jazz Pharmaceuticals PLC *	1,777,184
15,200	Kerry Group PLC	974,862
15,200	Paddy Power PLC	1,171,280
15,300	Ryanair Holdings PLC - ADR,*	734,782
30,293	Smurfit Kappa Group PLC	720,341
		10,285,977
Israel - 2.5%
19,760	Azrieli Group	650,251
164,382	Bank Hapoalim BM	916,656
215,847	Bank Leumi Le-Israel BM *	878,219
463,919	Bezeq The Israeli Telecommunication Corporation Ltd	775,833
15,200	Check Point Software Technology Ltd *	940,272
97,869	Israel Chemicals Ltd	834,193
1,064	Israel Corporation Ltd	547,105
3,900,227	Isramco Negev 2 LP *	789,569
15,200	Mellanox Technologies Ltd *	591,888
19,456	NICE Systems Ltd *	761,226
38,501	Teva Pharmaceutical Industries Ltd	1,558,842
		9,244,054

Italy - 1.9%
25,885	Assicurazioni Generali SpA	593,715
188,399	Enel SpA	857,081
56,893	Eni SpA	1,369,099
250,395	Intesa Sanpaolo SpA	605,624
12,768	Luxottica Group SpA	676,273
15,960	Saipem SpA	358,262
133,026	Snam SpA	715,796
588,432	Telecom Italia SpA	574,088
157,238	Terna Rete Elettrica Nazionale SpA	759,334
84,645	Unicredit SpA	614,186
		7,123,458
Japan - 3.9%
30,400	Aeon Company Ltd	408,914
15,200	Aisin Seiki Company Ltd	611,294
15,200	Asahi Group Holdings Ltd	416,036
30,400	Canon, Inc.	1,011,899
15,200	Daiichi Sankyo Company Ltd	278,940
15,200	Eisai Company Ltd	593,489
15,200	FUJIFILM Holdings Corporation	414,997
15,200	Honda Motor Company	642,452
15,200	Hoya Corporation	411,140
15,200	Japan Tobacco, Inc.	513,368
30,400	Kao Corporation	998,546
30,400	Komatsu Ltd	631,769
15,200	Mitsubishi Corporation	298,970
76,000	Mitsubishi UFJ Financial Group, Inc.	488,887
30,400	Mitsui & Company Ltd	421,081
182,400	Mizuho Financial Group, Inc.	382,801
30,400	Seven & I Holdings Company Ltd	1,118,727
30,400	Sumitomo Corporation	375,975
30,400	Sumitomo Electric Industries Ltd	473,901
15,200	Sumitomo Mitsui Financial Group Ltd	752,248
15,200	Takeda Pharmaceutical Company Ltd	738,152
15,200	Toyota Motor Corporation	946,615
15,200	Toyota Tsusho Corporation	391,554
15,200	West Japan Railway Company	664,708
15,200	Yamato Holdings Company Ltd	322,265
		14,308,728

Malaysia - 4.9%
623,200	Axiata Group Bhd	1,299,381
45,600	British American Tobacco Malay	889,929
501,600	CIMB Group Holdings Bhd	1,179,686
547,200	DiGi.com Bhd	826,827
243,200	Genting Bhd	771,177
456,000	Genting Malaysia Bhd	599,888
152,000	Hong Leong Bank Bhd	665,914
836,000	IHH Healthcare Bhd *	1,050,512
486,400	IOI Corporation Bhd	851,162
136,800	Kuala Lumpur Kepong Bhd	1,044,145
425,600	Malayan Banking Bhd	1,291,458
516,800	Maxis Bhd	1,127,243
304,000	Petronas Chemicals Group Bhd	636,674
136,800	Petronas Gas Bhd	1,012,736
273,600	RHB Capital Bhd	646,012
471,200	Sapurakencana Petroleum Bhd *	627,195
471,200	Sime Darby Bhd	1,410,822
395,200	Tenaga Nasional Bhd *	1,209,020
486,400	UEM Sunrise Bhd	347,105
212,800	UMW Holdings Bhd *	821,356
		18,308,242
Mexico - 3.3%
395,200	Alfa SAB De CV	1,170,104
1,520,000	America Movil SAB de CV	1,771,200
243,200	Arca Continental SAB De CV	1,520,938
364,800	Grupo Financiero Inbursa SAB de CV	959,159
182,400	Grupo Financiero Banorte SAB de CV	1,250,938
304,000	Grupo Financiero Santander Mexico SAB de CV	858,146
501,600	Grupo Mexico SAB de CV	1,474,428
26,600	Indutrias Penoles SAB de CV	675,060
364,800	Kimberly-Clark de Mexico SAB de CV	1,076,204
608,000	Wal-Mart de Mexico SAB de CV	1,601,841
		12,358,018
Netherlands - 2.7%
53,093	Aegon NV	471,744
7,752	Akzo Nobel NV	583,870
7,752	ASML Holding NV	725,651
37,285	CNH Industrial NV *	426,330
14,440	European Aeronautic Defence and Space Company EADS N.V.	1,025,402
8,968	Heineken NV	609,654
66,317	ING Groep NV *	861,290
44,429	Koninklijke Ahold NV	808,964
4,864	Koninklijke DSM NV	381,815
20,976	Koninklijke Philips NV	750,894
15,200	LyondellBasell Industries NV	1,173,136
35,613	Reed Elsevier NV	760,709
37,285	Unilever NV	1,469,230
		10,048,689

New Zealand - 2.5%
319,037	Auckland International Airport	913,626
147,510	Contact Energy Ltd	576,033
502,463	Fisher & Paykel Healthcare Corporation	1,541,097
200,755	Fletcher Building Ltd	1,491,151
395,929	Infratil Ltd	773,060
115,697	Ryman Healthcare Ltd *	729,471
161,950	Sky Network Television Ltd *	744,413
231,851	SKYCITY Entertainment Group Ltd	699,789
565,176	Telecom Corp Of New Zealand Ltd	1,057,538
246,747	Trade Me Group Ltd *	869,209
		9,395,387
Peru - 2.2%
347,917	Alicorp SAA *	1,075,775
131,515	BBVA Banco Continental SA *	286,771
143,275	Cementos Pacasmayo SAA	299,610
15,200	Credicorp Ltd	1,953,200
1,355,123	Ferreycorp SAA *	862,241
230,939	Grana y Montero SA *	908,071
36,682	Intercorp Financial Services, Inc. *	1,137,142
790,606	Union Andina de Cementos SAA *	1,000,445
2,021,664	Volcan Cia Minera SAA *	816,615
		8,339,870
Philippines - 2.3%
1,459,200	Aboitiz Power Corporation	1,108,359
54,720	Ayala Corporation *	731,267
1,246,400	Ayala Land, Inc.	808,630
395,650	Bank of the Philippine Islands	831,520
5,450,500	Energy Development Corporation	643,726
164,160	Jollibee Foods Corporation	664,140
483,810	Metropolitan Bank & Trust Company	868,150
19,760	Philippine Long Distance Telephone Company	1,223,292
317,916	Security Bank Corporation	834,461
2,021,600	SM Prime Holdings Ltd	757,378
		8,470,923
Poland - 2.5%
16,872	Bank Pekao SA	1,027,330
42,605	Eurocash SA	692,522
17,784	Jastrzebska Spolka Weglowa SA	380,252
22,648	KGHM Polska Miedz SA	867,247
3,800	mBank	684,253
50,965	Polski Koncern Naftowy Orlen SA *	789,197
415,842	Polskie Gornictwo Naftowe i Gazownictwo SA	772,991
93,005	Powszechna Kasa Oszczednosci Bank Polski SA *	1,237,240
7,296	Powszechny Zaklad Ubezpieczen SA	1,108,564
401,097	Tauron Polska Energia SA	667,782
349,741	Telekomunikacja Polska SA *	1,170,213
		9,397,591

Republic of Korea - 3.2%
1,672	E-Mart Company Ltd	425,781
9,120	Hana Financial Group, Inc.	342,118
1,520	Hyundai Heavy Industries Company Ltd	389,946
1,672	Hyundai Mobis	485,027
2,432	Hyundai Motor Company	579,102
12,160	KB Financial Group, Inc.	456,158
6,080	Kia Motors Corporation	347,002
15,200	Korea Electric Power Corporation *	459,605
12,160	KT Corporation	387,792
7,296	KT&G Corporation	541,185
1,216	LG Chem Ltd	333,788
760	LG Household & Health Care Ltd	390,664
31,920	LG Uplus Corporation	316,697
912	Naver Corporation	596,338
456	Orion Energy Ltd	388,653
1,672	POSCO	517,415
6,840	Samsung C&T Corporation	408,474
4,408	Samsung Electro-Mechanics Company Ltd	340,711
1,520	Samsung Electronics Company Ltd	2,145,781
6,840	Samsung Techwin Company Ltd	366,463
10,640	Shinhan Financial Group Company Ltd	447,397
13,680	SK Hynix, Inc. *	457,594
2,888	SK Innovation Company Ltd	392,962
2,432	SK Telecom Company Ltd	519,354
		12,036,007
Russian Federation - 3.2%
178,381	Gazprom OAO - GDR *	1,539,428
30,400	Lukoil OAO - ADR	1,891,488
23,256	Magnit OJSC - GDR	1,532,570
45,645	MMC Norilsk Nickel OJSC - ADR *	688,327
45,600	Mobile Telesystems OJSC - ADR	961,248
7,296	NovaTek OAO - GDR	959,424
113,417	Sberbank Of Russia - GDR	1,413,176
181,559	Surgutneftegas OAO - GDR *	1,496,046
14,452	Tatneft OAO - GDR	537,614
29,381	Uralkali OJSC - GDR	739,226
		11,758,547
Singapore - 3.3%
304,000	CapitaLand Ltd	734,048
152,000	DBS Group Holdings Ltd	2,081,014
456,000	Genting Singapore PLC	534,183
304,000	Global Logistic Properties Ltd	714,667
1,216,000	Hutchison Port Holdings Trust	826,880
152,000	Keppel Corporation Ltd	1,369,981
152,000	Oversea-Chinese Banking Corporation Ltd	1,264,597
152,000	Singapore Airlines Ltd	1,267,020
304,000	Singapore Telecommunications Ltd	901,207
152,000	United Overseas Bank Ltd	2,534,040
		12,227,637

South Africa - 3.2%
71,225	Anglogold Ashanti Ltd	947,406
13,072	Aspen Pharmacare Holdings Ltd	336,967
18,696	Bidvest Group Ltd	470,325
125,730	FirstRand Ltd	417,239
125,122	Gold Fields Ltd	500,083
181,103	Growthpoint Properties Ltd *	427,327
41,693	Impala Platinum Holdings Ltd	483,910
16,264	Imperial Holdings Ltd	337,069
182,319	Life Healthcare Group Holdings Ltd	733,696
23,256	Mr Price Group Ltd	353,808
50,053	MTN Group Ltd	974,113
10,184	Naspers Ltd	972,474
482,203	Redefine Properties Ltd *	456,728
23,604	Remgro Ltd	450,731
74,157	RMB Holdings Ltd	343,335
16,872	Sasol Ltd	834,802
30,293	Shoprite Holdings Ltd	531,690
43,061	Standard Bank Group Ltd	509,931
17,328	Tiger Brands Ltd	483,515
43,821	Truworths International Ltd	348,435
43,061	Vodacom Group Ltd	514,877
56,893	Woolworths Holdings Ltd	413,285
		11,841,746
Spain - 2.2%
33,029	Amadeus It Holding SA	1,237,118
78,261	Banco Bilbao Vizcaya Argentari	935,168
151,158	Banco ee Sabadell SA	389,633
150,246	Banco Santander SA	1,335,788
29,533	Ferrovial SA	559,006
17,024	Gas Natural SDG SA	423,784
88,293	Iberdrola SA	562,434
6,688	Inditex SA	1,066,441
17,328	Repsol SA	455,132
67,989	Telefonica SA	1,118,769
		8,083,273
Sweden - 1.9%
12,768	Assa Abloy AB	646,055
18,088	Atlas Copco AB	503,812
15,808	Electrolux AB	384,635
66,469	Ericsson	827,905
20,824	Hennes & Mauritz AB	882,568
15,200	Hexagon AB	467,168
11,856	Investor AB	387,346
31,661	Nordea Bank AB	409,076
41,541	Sandvik AB	580,428
29,077	Skandinaviska Enskilda Banken AB	352,860
18,544	Svenska Cellulosa AB SCA	541,391
14,440	Swedbank AB	368,741
48,989	Teliasonera AB	399,942
36,677	Volvo AB	483,111
		7,235,038

Switzerland - 3.2%
49,293	ABB Ltd	1,261,148
10,944	Cie Financiere Richemont SA	1,112,028
28,773	Credit Suisse Group AG	856,460
21,888	Nestle SA	1,598,616
16,416	Novartis AG	1,297,668
5,016	Roche Holdings AG	1,398,437
9,728	Swiss Re AG	865,582
3,344	Syngenta AG	1,313,398
55,373	UBS AG	1,055,655
3,496	Zurich Insurance Group AG	975,440
		11,734,432
Taiwan, Province of China - 2.9%
572,000	Cathay Financial Holding Company Ltd	898,763
772,000	China Steel Corporation *	663,898
143,000	Chunghwa Telecom Company Ltd	448,415
119,000	Delta Electronics, Inc.	635,332
131,000	Far EasTone Telecommunications Corporation	280,645
95,000	Giant Manufacturing Company Ltd	669,308
7,000	Hermes Microvision, Inc.	217,848
421,000	Hon Hai Precision Industry Company	1,109,617
66,000	Hotai Motor Company Ltd *	767,183
39,000	Mediatek, Inc.	574,576
290,000	Nan Ya Plastics Corporation	634,994
478,000	Pou Chen Corporation	621,849
41,000	President Chain Store Corporation	290,937
142,000	Taiwan Mobile Company Ltd	464,952
506,000	Taiwan Semiconductor Manufacturing Company Ltd	1,795,296
584,000	Teco Electric & Machinery Company	641,346
		10,714,959
Thailand - 3.0%
136,800	Advanced Info Service PCL	971,361
182,400	Bangkok Bank PCL	1,067,929
182,400	Bangkok Dusit Medical Services	746,982
668,800	Banpu PCL	640,473
273,600	BEC World PCL	451,598
912,000	Charoen Pokphand Foods PCL *	809,467
775,200	CP ALL PCL *	983,787
182,400	Kasikornbank PCL	960,000
182,400	PTT Exploration & Production PCL *	908,876
273,600	PTT Global Chemical PCL *	649,704
121,600	PTT PCL	1,117,160
60,800	Siam Cement PCL *	746,036
258,400	Siam Commercial Bank PCL	1,263,432
		11,316,805

Turkey - 2.5%
226,987	Akbank TAS	831,104
48,381	Anadolu Efes Biracilik Ve Malt *	548,193
74,005	Arcelik AS *	497,993
52,637	BIM Birlesik Magazalar AS	1,187,624
20,672	Coca Cola Icecek AS	593,244
124,666	Haci Omer Sabanci Holding AS	568,724
110,377	KOC Holding SA	521,015
28,773	Tupras Turkiye Petrol Rafineri	653,463
99,281	Turk Hava Yollari	367,443
162,102	Turk Telekomunikasyon AS	526,157
270,960	Turkiye Garanti Bankasi AS	1,021,605
92,701	Turkiye Halk Bankasi AS	710,950
242,795	Turkiye Is Bankasi	624,692
160,734	Turkiye Vakiflar Bankasi Tao	364,247
190,071	Yapi ve Kredi Bankasi AS *	405,337
		9,421,791
United Kingdom - 2.5%
52,485	BAE Systems	367,059
69,509	BP PLC	548,220
11,856	British American Tobacco PLC	632,638
33,941	Compass Group PLC	511,506
19,152	Diageo PLC	609,851
13,984	GlaxoSmithKline PLC	370,348
42,605	HSBC Holdings PLC	475,387
13,528	Imperial Tobacco Group PLC	514,442
122,386	Legal & General Group PLC	428,360
20,824	Pearson PLC	460,007
33,181	Reed Elsevier PLC	479,963
32,117	Rolls-Royce Holdings PLC *	649,035
10,336	SABMiller PLC	533,265
14,744	SSE PLC	320,149
16,416	Unilever PLC	663,216
172,135	Vodafone Group PLC	638,820
8,664	Wolseley PLC	467,416
26,341	WPP PLC	582,310
		9,251,992
TOTAL COMMON STOCKS (Cost $358,887,471)		358,091,576

PREFERRED STOCKS - 1.1%
Brazil - 1.1%
57,400	Banco Bradesco SA	759,595
47,000	Gerdau SA	362,832
60,600	Itau Unibanco Holdings SA	852,567
106,200	Itausa - Investimentos Itau SA *	420,387
57,600	Lojas Americanas SA	391,361
25,300	Telefonica Brasil SA	488,821
58,900	Vale SA	826,379
		4,101,942
TOTAL PREFERRED STOCKS (Cost $4,183,898)		4,101,942

REITS - 0.6%
France - 0.1%
1,520	Unibail-Rodamco SE	397,484
Hong Kong - 0.3%
228,000	Link Real Estate Investment Trust	1,117,568
Singapore - 0.2%
304,000	Ascendas Real Estate Investment Trust	537,817
TOTAL REITS (Cost $2,095,344)		2,052,869

EXCHANGE TRADED NOTES - 1.8%
India - 1.8%
121,700	iPath MSCI India Index ETN *	6,726,359
TOTAL EXCHANGE TRADED NOTES (Cost $6,659,890)		6,726,359
RIGHTS - 0.0%
Chile - 0.0%
4,025	Lan Airlines Group SA - Rights	3,210
TOTAL RIGHTS (Cost $4,660)		3,210
TOTAL INVESTMENTS - 99.8% (Cost $371,831,263)		370,975,956
Other Assets in Excess of Liabilities - 0.2%		775,652
NET ASSETS - 100.0%		$371,751,608

*	Non-income producing security.
ADR	American Depository Receipt
GDR	Global Depository Receipt

Since the Fund does not have a full fiscal year, the tax cost of investments is the same as noted in the Schedule of Investments.

Summary of Fair Value Disclosure at November 30, 2013 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods.
The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security.  To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund's net assets as of November 30, 2013:

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$354,982,795	$3,108,781	$-	$358,091,576
Preferred Stocks	4,101,942	-	-	4,101,942
REITs	2,052,869	-	-	2,052,869
Exchange Traded Notes	6,726,359	-	-	6,726,359
Rights	3,210	-	-	3,210
Total Investments in Securities	$367,867,175	$3,108,781	$-	$370,975,956

^See Schedule of Investments for breakout of investments by country classification.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) ETF Series Solutions

By (Signature and Title)    /s/ Michael A. Castino
Michael A. Castino, President

Date           1/22/14

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*   /s/ Michael A. Castino
 Michael A. Castino, President

Date           1/22/14

By (Signature and Title)*     /s/ Paul R. Fearday
   Paul R. Fearday, Treasurer

Date           1/22/14

* Print the name and title of each signing officer under his or her signature.